SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2023 Shares $ / shares
0.47 – 1.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	761,000
Weighted average remaining contractual life (in Yrs.)	8 years 11 months 26 days
Weighted average exercise price | $ / shares	$ 0.78
1.02 – 1.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,320,068
Weighted average remaining contractual life (in Yrs.)	7 years 10 days
Weighted average exercise price | $ / shares	$ 1.19
2.24 – 4.91 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,220,450
Weighted average remaining contractual life (in Yrs.)	6 years 7 days
Weighted average exercise price | $ / shares	$ 3.24
5.15 -7.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	419,500
Weighted average remaining contractual life (in Yrs.)	3 years 9 months 3 days
Weighted average exercise price | $ / shares	$ 5.83
10.41 – 17.80 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	253,500
Weighted average remaining contractual life (in Yrs.)	1 year 1 month 20 days
Weighted average exercise price | $ / shares	$ 11.49
Exercise Price Range Net Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	3,974,518
Weighted average remaining contractual life (in Yrs.)	6 years 4 months 13 days
Weighted average exercise price | $ / shares	$ 2.88